Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 29, 2016	Feb. 05, 2014	Feb. 29, 2016	Feb. 16, 2016	Mar. 31, 2016	Apr. 22, 2015	Apr. 29, 2014	May. 10, 2013	May. 22, 2014	Aug. 28, 2015	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 30, 2015	Jun. 01, 2014	May. 30, 2014
Third Party shareholding percentage												15.00%
Authorized share capital																$ 200,000	$ 100,000
Common Stock - shares authorized												185,000,000	185,000,000			185,000,000	85,000,000
Preferred Shares - shares authorized												15,000,000	15,000,000			15,000,000	15,000,000
Preferred Shares - par value												$ 1.00	$ 1.00			$ 1	$ 1
Common shares offered		12,995,000					11,000,000
Net proceeds from offering		$ 81,952					$ 75,821		$ 169,276
Common shares - par value												$ 1.00	$ 1.00			$ 1	$ 1
Common shares issued, price per share		$ 6.65					$ 7.3								$ 9.7881
Net proceeds from issuance of preferred shares												$ 81,784	$ 0	$ 94,358
Dividends paid on preferred shares														$ 1,889
Common stock - dividend declared				$ 0.08									$ 0.6
Dividends per share declared - payment date				Apr. 07, 2016
Dividends per share declared - record date				Mar. 30, 2016
Aggregate number of shares repurchased during the period					1,187,089
Aggregate price of shares repurchased during the period					$ 6,747
Average price per share					$ 5.68
Underwriters over-allotment option
Common shares offered		1,695,000							1,650,000
Net proceeds from offering									$ 11,503
8.75% Series D Preferred Shares
Preferred Shares - shares issued						3,400,000						3,400,000
Preferred Shares - par value						$ 1
Liquidation preference, per share						$ 25
Net proceeds from issuance of preferred shares						$ 81,784
Preferred stock dividend rate percentage												8.75%
Preferred Stock, Redemption Date												Apr. 29, 2020
Redemption price												$ 25
Preferred stock - dividend paid			$ 0.546875							$ 0.72309
Dividends paid on preferred shares										$ 2,459		$ 4,318
8% Series B Preferred Shares
Preferred Shares - shares issued								2,000,000				2,000,000	2,000,000
Net proceeds from issuance of preferred shares								$ 47,043
Preferred stock dividend rate percentage												8.00%
Preferred Stock, Redemption Date												Jul. 30, 2018
Redemption price												$ 25
Increase of the dividend rate payable												1.25 times
Preferred stock - dividend paid	$ 0.5
Preferred dividends per share												$ 2
Dividends paid on preferred shares												$ 4,000	$ 4,000
Conditions for dividend rate increase

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter.

8.875% Series C Preferred Shares
Preferred Shares - shares issued											2,000,000	2,000,000	2,000,000
Net proceeds from issuance of preferred shares											$ 47,315
Preferred stock dividend rate percentage												8.875%
Preferred Stock, Redemption Date												Oct. 30, 2018
Redemption price												$ 25
Increase of the dividend rate payable												1.25 times
Preferred stock - dividend paid	$ 0.55469
Preferred dividends per share												$ 2.21875
Dividends paid on preferred shares												$ 4,437	$ 4,804
Conditions for dividend rate increase

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter.

Common Stock | Distribution Agency Agreement
Common shares offered													1,077,847	1,430,211
Net proceeds from offering													$ 7,124	$ 7,045
Maximum number of shares issuable under distribution agency agreement												4,000,000
Common shares - par value												$ 1
Prior to July 30, 2018 | 8% Series B Preferred Shares | Maximum
Preferred stock dividend rate percentage												25.00%
Thereafter of July 30, 2018 | 8% Series B Preferred Shares | Maximum
Preferred stock dividend rate percentage												30.00%
Prior to October 30, 2018 | 8.875% Series C Preferred Shares | Maximum
Preferred stock dividend rate percentage												25.00%
Thereafter of October 30, 2018 | 8.875% Series C Preferred Shares | Maximum
Preferred stock dividend rate percentage												30.00%
Open market purchases for its common and/ or its preferred shares
Stock repurchase program												$ 20,000